ALPS SERIES TRUST

Supplement dated August 31, 2016 to the

Statement of Additional Information for DDJ Opportunistic High Yield Fund dated January 28, 2016, as supplemented from time to time

Effective as August 31, 2016, the section titled “TRUSTEES AND OFFICERS” of the Fund’s Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of its Board. The Board approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund’s Adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by the Trustee.

Independent Trustees

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Ward D. Armstrong, Birth year: 1954	Trustee	Mr. Armstrong was appointed to the Board on May 27, 2016.	Retired; Managing Partner, NorthRock Partners, LLC (October 2013 to July 2015); Managing Director, Northrock Partners, a Private Wealth Advisory Practice of Ameriprise Financial (February 2010 to October 2013); Senior Vice President, Ameriprise Financial, Inc. (November 1984 to May 2007); President, American Express Asset Management (2002 to 2004); and Chairman, Ameriprise Trust Company (November 1996 to May 2007).	6	Mr. Armstrong is a Director of the Heartland Group, Inc. (5 funds).

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
J. Wayne Hutchens, Birth year: 1944	Trustee	Mr. Hutchens was elected to the Board on October 30, 2012.	Mr. Hutchens is currently retired. From April 2006 to December 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from April 2009 to December 2012, he was Executive Director of the CU Real Estate Foundation. Mr. Hutchens is also Trustee of the Denver Museum of Nature and Science (2000 to present), Director of AMG National Trust Bank (June 2012 to present) and Trustee of Children’s Hospital Colorado (May 2012 to present). Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.	6	None.

Patrick Seese, Birth year: 1971	Trustee	Mr. Seese was elected to the Board on October 30, 2012.

Mr. Seese is an owner and a Managing Director of Integris Partners, a middle-market investment banking firm serving closely-held companies, financial sponsors and public companies (February 2008 to present).  Prior to this,

Mr. Seese was a Managing Director of Headwaters MB, a middle-market investing banking firm (December 2003 to February 2008).  Prior to that, Mr. Seese worked in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporation Development, Katy Industries, a publicly traded industrial and consumer products company and at Deloitte & Touche LLP, where he began his career in 1994.

				6	None.

Interested Trustee

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Jeremy O. May, Birth year: 1970	Trustee, Chairman and President	Mr. May was elected Trustee, Chairman and President on October 30, 2012.	Mr. May joined ALPS in 1995 and is currently President and Director of ALPS Fund Services, Inc. and ALPS Distributors, Inc., Executive Vice President and Director of ALPS Holdings, Inc. and ALPS Advisors, Inc. and Director of ALPS Portfolio Solutions Distributor, Inc. Because of his positions with these entities, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also the Chairman and Trustee of the Reaves Utility Income Fund and the ALPS Elevation Trust. Mr. May is currently Vice Chair of the Board of Directors of the University of Colorado Foundation.	6	Mr. May is Chairman and Trustee of the Reaves Utility Income Fund (1 fund) and ALPS Elevation Trust (2 ETFs).

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Kimberly R. Storms Birth year: 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust on October 30, 2012.

Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS.  Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Financial Investors Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

JoEllen L. Legg Birth year: 1961	Secretary	Ms. Legg was elected Secretary of the Trust on October 30, 2012.

Ms. Legg joined ALPS in October 2007 and is Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of ALPS Variable Investment Trust, Financial Investors Trust and Reaves Utility Income Fund.

Jennifer A. Craig Birth year: 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust on May 27, 2016.

Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager.  Prior to joining ALPS, Ms. Craig was Legal Manager at Janus Capital Management LLC and served as Assistant Secretary of Janus Investment Fund, Janus Adviser Series and Janus Aspen Series.  Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Funds Trust, Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global Equity Fund and Financial Investors Trust.

Alan Gattis Birth year: 1980	Assistant Treasurer	Mr. Gattis was elected Assistant Treasurer of the Trust on August 9, 2016.

Mr. Gattis joined ALPS in 2011 and is currently Vice President and Fund Controller of ALPS.  Prior to joining ALPS, Mr. Gattis was an Auditor at Spicer Jeffries LLP (2009 through 2011) and an Auditor at

PricewaterhouseCoopers LLP (2004 - 2009).  Because of his position with ALPS, Mr. Gattis is deemed an affiliate of the Trust as defined under the 1940 Act.  Mr. Gattis is also Assistant Treasurer of Clough Funds Trust, Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global Equity, Griffin Institutional Access Real Estate Fund Stadion Funds and Centaur Mutual Funds Trust.

Melanie Zimdars Birth year: 1976	Chief Compliance Officer (“CCO”)	Ms. Zimdars was elected CCO of the Trust on December 17, 2015.

Ms. Zimdars currently serves as a Deputy Chief Compliance Officer with ALPS.  Prior to joining ALPS in September 2009, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008.   Because of her position with ALPS, Ms. Zimdars is deemed an affiliate of the Trust as defined under the 1940 Act.  Ms. Zimdars is also the CCO of Broadview Funds Trust, Caldwell & Orkin Funds, Clough Funds Trust, Clough Global Funds, Elkhorn ETF Trust and OWLshares Trust.

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* All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1100, Denver, CO  80203.

** This is the period for which the Trustee or Officer began serving the Trust.  Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.  Officers are elected on an annual basis.

*** Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

**** The Fund Complex currently consists of six series of the Trust and any other investment companies for which DDJ Capital Management, LLC provides investment advisory services, currently none.

Ward D. Armstrong

Mr. Armstrong has served as an Independent Trustee of the Trust from May 27, 2016.  He has been Director of the Heartland Group, Inc. since February 2008 and was Chairman of Ameriprise Trust Company from November 2006 to May 2007.  Mr. Armstrong served as Managing Partner of NorthRock Partners, LLC from October 2013 to July 2016, Managing Director of Northrock Partners, a Private Wealth Advisory Practice of Ameriprise Financial from February 2010 to October 2013, Senior Vice President of Ameriprise Financial, Inc. from November 1984 to May 2007 and President of American Express Asset Management from 2002 to 2004.  Mr. Armstrong received a B.S. in Business Administration (Finance Emphasis) from the University of Minnesota, Carlson School of Management.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

J. Wayne Hutchens

Mr. Hutchens has been an Independent Trustee of the Trust since October 30, 2012.  From 2006 to 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from 2006 to 2012, he was Executive Director for the CU Real Estate Foundation.  Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.  Mr. Hutchens is a graduate of the University of Colorado at Boulder’s School of Business and has done graduate study at Syracuse University and the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business and financial services experience.

Patrick Seese

Mr. Seese has been an Independent Trustee of the Trust since October 30, 2012.  He has been an owner and a Managing Director of Integris Partners, a middle-market investment banking firm, since February 2008.  Prior to this, Mr. Seese was a Managing Director at Headwaters, MB, middle-market investing banking firm, from 2003 to 2008, working in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporate Development for Katy Industries, a publicly traded industrial and consumer products company.  Mr. Seese began his career as a CPA with Deloitte & Touche, LLP.  Mr. Seese is a graduate of the University of Colorado and earned an MBA from The University of Chicago Booth School of Business.  He is one of the founders of The Mile High Five Foundation (MH5), a charity dedicated to fund youth/health-related organizations.  Mr. Seese was selected to serve as a Trustee of the Trust based on his business, financial services and accounting experience.

Jeremy O. May

Mr. May has been an Interested Trustee of the Trust since October 30, 2012.  Mr. May joined ALPS Fund Services, Inc. (“AFS”), the Fund’s administrator, in 1995 and is President and Director of AFS and ALPS Distributors, Inc., the Fund’s principal underwriter, and Executive Vice President and Director of ALPS Holdings, Inc. and ALPS Advisors, Inc., and Director of ALPS Portfolio Solutions Distributor, Inc.  Before joining ALPS, Mr. May was an auditor with Deloitte& Touche LLP.  Mr. May is also Chairman and Trustee of the Reaves Utility Income Fund and ALPS Elevation Trust and Vice Chairman on the Board of Directors of the University of Colorado (CU) Foundation.  Mr. May has a B.S. in Business Administration from the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

None of the Independent Trustees owns securities in DDJ Capital Management, LLC, the Fund’s investment adviser, or ALPS Distributors, Inc., the Fund’s principal underwriter, nor do they own securities in any entity directly controlling, controlled by, or under common control with these entities.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees.  The Trust has engaged DDJ Capital Management, LLC to manage the Fund on a day-to-day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s Declaration of Trust.  The Board is currently composed of four members, three of whom are Independent Trustees.  The

Board meets at regularly scheduled quarterly meetings each year.  In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  As described below, the Board has established a Nominating and Corporate Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Jeremy O. May, an Interested Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has elected Ward D. Armstrong to serve as Lead Independent Trustee.  The Lead Independent Trustee is a spokesperson and principal point of contact for the Independent Trustees and is responsible for coordinating the activities of the Independent Trustees, including chairing the meetings of the Independent Trustees.  The Lead Independent Trustee may also perform such other functions as may be delegated by the Board from time to time.  The Board reviews matters related to its leadership structure annually.  The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These include the Trust’s series of fund shares, each fund’s single portfolio of assets, each fund’s net assets and the services provided by the fund’s service providers.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities.  As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund.  The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance.  The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers.  In addition, as part of the Board’s periodic review of the Fund’s advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees are:  Ward D. Armstrong, J. Wayne Hutchens and Patrick Seese.  The Audit Committee met three times during the fiscal year ended September 30, 2015.

Nominating and Corporate Governance Committee.  The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently:  Ward D. Armstrong, J. Wayne Hutchens and Patrick Seese.  The Nominating and Corporate Governance Committee of the Board met once during the fiscal year ended September 30, 2015.

Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: ALPS Series Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2015, the dollar range of equity securities in the Fund beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jeremy O. May	None	None

As of December 31, 2015, the dollar range of equity securities in the Fund beneficially owned by Independent Trustees were as follows:

Independent Trustees*	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Cheryl Burgermeister**	None	None
J. Wayne Hutchens	None	None
Patrick Seese	None	None

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* Mr. Armstrong was appointed as an Independent Trustee on May 27, 2016.

** Ms. Burgermeister resigned as an Independent Trustee effective May 26, 2016.

Remuneration of Trustees.  Effective October 1, 2016, the Independent Trustees of the Trust will receive a quarterly retainer of $5,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended.  Previously, the Independent Trustees of the Trust received a quarterly retainer of $4,000, plus $2,000 for each regular

Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended.  The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.  For the fiscal year ended September 30, 2015, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust*	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees***
Cheryl Burgermeister**	$24,000	$0	$0	$24,000
J. Wayne Hutchens	$24,000	$0	$0	$24,000
Patrick Seese	$24,000	$0	$0	$24,000

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* Mr. Armstrong was appointed as an Independent Trustee on May 27, 2016.

** Ms. Burgermeister resigned as an Independent Trustee effective May 26, 2016.

*** The Fund Complex currently consists of six series of the Trust and any other investment companies for which DDJ Capital Management, LLC provides investment advisory services, currently none.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

****

Investors Should Retain This Supplement for Future Reference

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